Leases (Details) - CAD ($)		12 Months Ended
	Jan. 01, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Remeasurement of lease liabilities			$ 366,566
Right-of-use assets [note 15]		$ 5,765,993	3,701,000	$ 3,742,769
Lease liabilities		5,323,965	2,988,542	3,985,026
Expense related to lease payments not included in the measurement of lease liabilities		178,707	118,476
Trust beneficially owned by the controlling shareholder and CEO
Disclosure of quantitative information about right-of-use assets [line items]
Annual rent increase (as a percent)	2.00%
Extension term of the lease	5 years
Prepayment of rent	$ 1,178,530
Remeasurement of lease liabilities	$ 366,566
Percentage of discount rate used for remeasurement of lease liabilities.	4.00%
Right-of-use assets [note 15]		1,107,131	1,328,557	1,350,487
Lease liabilities		$ 0	221,496	1,218,958
Expense related to lease payments not included in the measurement of lease liabilities			$ 258,042	$ 266,581
Period before due date agreed to convert the convertible loan			1 year